Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Advantage Large Cap Income ETF | iShares Advantage Large Cap Income ETF
Prospectus [Line Items]
Annual Return [Percent]	22.53% [1]

[1]	The Fund’s year‑to‑date return as of June 30, 2025 was 3.92%.